SCHEDULE OF INVESTMENTS
Thornburg International Growth Fund	December 31, 2020 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Common Stock — 95.7%
	Automobiles & Components — 1.6%
	Automobiles — 1.6%
	Ferrari N.V.	138,459	$ 31,779,110
			31,779,110
	Capital Goods — 1.2%
	Trading Companies & Distributors — 1.2%
	MonotaRO Co. Ltd.	490,746	24,951,978
			24,951,978
	Commercial & Professional Services — 3.4%
	Professional Services — 3.4%
	Nihon M&A Center, Inc.	771,400	51,548,690
	Wolters Kluwer N.V.	202,312	17,068,488
			68,617,178
	Consumer Durables & Apparel — 5.1%
	Textiles, Apparel & Luxury Goods — 5.1%
[a]	adidas AG	148,776	54,143,984
	LVMH Moet Hennessy Louis Vuitton SE	76,636	47,831,672
			101,975,656
	Consumer Services — 3.1%
	Diversified Consumer Services — 1.7%
[a]	TAL Education Group ADR	478,035	34,184,283
	Hotels, Restaurants & Leisure — 1.4%
[b]	Evolution Gaming Group AB	280,439	28,454,285
			62,638,568
	Diversified Financials — 3.0%
	Capital Markets — 3.0%
	Japan Exchange Group, Inc.	1,593,113	40,701,487
	St James’s Place plc	1,300,000	20,150,808
			60,852,295
	Energy — 0.4%
	Oil, Gas & Consumable Fuels — 0.4%
	Reliance Industries Ltd.	311,800	8,456,910
			8,456,910
	Food, Beverage & Tobacco — 4.9%
	Food Products — 4.9%
	Kerry Group plc Class A	283,970	41,109,069
	Nestle S.A.	474,587	55,891,156
			97,000,225
	Health Care Equipment & Services — 3.0%
	Health Care Equipment & Supplies — 1.2%
[b]	Siemens Healthineers AG	464,054	23,798,949
	Health Care Providers & Services — 1.8%
	Fresenius Medical Care AG & Co. KGaA	443,544	36,954,550
			60,753,499
	Materials — 2.7%
	Chemicals — 1.9%
	Air Liquide S.A.	115,600	18,959,154
	Sika AG	70,200	19,173,568
	Containers & Packaging — 0.8%
	SIG Combibloc Group AG	655,846	15,216,398
			53,349,120
	Media & Entertainment — 15.8%
	Entertainment — 6.8%
	Activision Blizzard, Inc.	785,375	72,922,069

SCHEDULE OF INVESTMENTS, Continued
Thornburg International Growth Fund	December 31, 2020 (Unaudited)

	Issuer-Description	SHARES	VALUE
[a]	HUYA, Inc. ADR	522,209	$ 10,407,625
[a]	Ubisoft Entertainment S.A.	551,216	53,090,310
	Interactive Media & Services — 9.0%
	carsales.com Ltd.	2,888,380	44,558,198
	Tencent Holdings Ltd.	1,256,900	91,440,977
[a]	Yandex N.V. Class A	631,283	43,924,671
			316,343,850
	Pharmaceuticals, Biotechnology & Life Sciences — 8.3%
	Biotechnology — 2.3%
	CSL Ltd.	209,095	45,649,123
	Life Sciences Tools & Services — 3.1%
	Lonza Group AG	97,100	62,386,174
	Pharmaceuticals — 2.9%
	AstraZeneca plc	570,263	57,115,123
			165,150,420
	Retailing — 14.4%
	Internet & Direct Marketing Retail — 11.9%
[a]	Alibaba Group Holding Ltd. Sponsored ADR	442,854	103,065,411
[a,b]	Boozt AB	1,257,093	28,541,127
[a,b]	Just Eat Takeaway.com N.V.	261,207	29,485,168
[a]	MercadoLibre, Inc.	35,644	59,711,542
	Prosus N.V.	157,196	16,968,522
	Multiline Retail — 2.5%
	B&M European Value Retail S.A.	7,106,863	50,167,624
			287,939,394
	Semiconductors & Semiconductor Equipment — 8.4%
	Semiconductors & Semiconductor Equipment — 8.4%
	ASML Holding N.V.	90,229	43,821,247
	SK Hynix, Inc.	425,644	46,431,753
	Taiwan Semiconductor Manufacturing Co. Ltd.	4,121,000	77,732,579
			167,985,579
	Software & Services — 18.9%
	Information Technology Services — 16.0%
[a]	21Vianet Group, Inc. ADR	909,009	31,533,522
[a,b]	Adyen N.V.	42,179	98,160,800
	Amadeus IT Group S.A.	202,835	14,758,575
	Capgemini SE	133,212	20,635,235
	Edenred	497,037	28,180,398
[a]	Globant S.A.	48,952	10,652,445
	Mastercard, Inc. Class A	119,833	42,773,192
[a]	Shopify, Inc. Class A	28,490	32,249,255
	Visa, Inc. Class A	188,092	41,141,363
	Software — 2.9%
[a]	Atlassian Corp. plc Class A	126,005	29,468,789
[a]	Blue Prism Group plc	611,224	14,376,608
[a]	Unifiedpost Group S.A.	425,981	13,009,993
			376,940,175
	Telecommunication Services — 1.5%
	Diversified Telecommunication Services — 1.5%
[b]	Cellnex Telecom S.A.	496,320	29,782,899
			29,782,899
	Total Common Stock (Cost $1,160,210,261)		1,914,516,856
	Short-Term Investments — 4.2%
[c]	Thornburg Capital Management Fund	8,319,348	83,193,484
	Total Short-Term Investments (Cost $83,193,484)		83,193,484
	Total Investments — 99.9% (Cost $1,243,403,745)		$1,997,710,340

SCHEDULE OF INVESTMENTS, Continued
Thornburg International Growth Fund	December 31, 2020 (Unaudited)

Issuer-Description	SHARES	VALUE
Other Assets Less Liabilities — 0.1%		1,729,963
Net Assets — 100.0%		$1,999,440,303

Footnote Legend
a	Non-income producing.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2020, the aggregate value of these securities in the Fund’s portfolio was $238,223,228, representing 11.91% of the Fund’s net assets.
c	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR	American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg International Growth Fund	December 31, 2020 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg International Growth Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-two separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers seven classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3,” “Class R4,” “Class R5,” and “Class R6”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
Investments in open-end U.S. mutual funds are valued at net asset value ("NAV") each business day.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg International Growth Fund	December 31, 2020 (Unaudited)

valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Audit Committee.
Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/20	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 12/31/20	Dividend Income
Thornburg Capital Management Fund	$138,392,151	$108,063,324	$(163,261,991)	$-	$-	$83,193,484	$29,937